Financial risk management - Summary of Translation Exposure Risk (Details) - Currency risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
China, Yuan Renminbi
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	$ 9,184		$ 60,066
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	38,460	$ 44,850	22,747
Sweden, Kronor
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes		60,110
Euro Member Countries, Euro
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	10,838	35,445	7,638
Impact on loss before income taxes			$ 3,907
United Kingdom, Pounds
Disclosure of credit risk exposure [line items]
Impact on loss before income taxes	$ 7,028	$ 8,948